Shareholders Equity (USD $)	Preferred Stock	Common Stock	Preferred Stock To Be Issued	Common Stock To Be Issued	Additional Paid-In Capital	Retained Deficit	Total
Beginning Balance, Value at Apr. 23, 2013
Beginning Balance, Shares at Apr. 23, 2013
Stock issued for cash, Shares			18
Stock issued for cash, Value			18		149,982
Stock issued for services, Shares			3
Stock issued for services, Value			3		24,995
Retroactive Adjustment for subsequent conversion, Shares			(21)	6,273,052
Retroactive Adjustment for Subsequent conversion, Value			(21)	6,273	(6,252)
Stock issued for repayment of short term borrowing and services, Shares				7,616,625
Stock issued for repayment of short term borrowing and services, Value				7,617	204,848
Option issued for services, Shares							72.06
Option issued for services, Value					612,387
Net Loss for the period						(919,123)	(919,123)
Ending Balance, Value at Dec. 31, 2013				$ 13,890	$ 985,960	$ (919,123)	$ 80,727
Ending Balance, Shares at Dec. 31, 2013				13,889,677